Offerings - Offering: 1	Oct. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.0001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	5.56
Maximum Aggregate Offering Price	$ 8,340,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 725.58
Offering Note	(1) This Registration Statement covers shares of Class A common stock, $0.0001 par value per share, of Bakkt, Inc., or the Registrant, authorized for issuance pursuant to the Registrant's 2026 Inducement Plan (the "Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares that may become issuable under the Plan by reason of any substitutions or adjustments to shares to account for any change in corporate capitalization, such as a merger, consolidation, reorganization, recapitalization, separation, partial or complete liquidation, stock dividend, stock split, reverse stock split, split up, spin-off or other distribution of stock or property of the Registrant, combination or exchange of shares, dividend in kind or other like change in capital structure. (2) Estimated solely for purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per unit and maximum aggregate offering price are based on the reported average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on October 19, 2026 (rounded up to the nearest cent).